Product sales per geographical segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Product Sales	€ 62,984	€ 65,938	€ 129,511
United States [member]
IfrsStatementLineItems [Line Items]
Product Sales	40,339	36,414	63,700
Canada [member]
IfrsStatementLineItems [Line Items]
Product Sales	4,226	8,965	24,396
Austria [member]
IfrsStatementLineItems [Line Items]
Product Sales	9,341	3,333	2,668
United Kingdom [member]
IfrsStatementLineItems [Line Items]
Product Sales	2,707	1,847	8,594
Nordics [member]
IfrsStatementLineItems [Line Items]
Product Sales	2,436	2,866	11,027
Germany [member]
IfrsStatementLineItems [Line Items]
Product Sales	726	7,060	10,345
Other Europe [member]
IfrsStatementLineItems [Line Items]
Product Sales	3,075	2,068	4,961
Rest of World [member]
IfrsStatementLineItems [Line Items]
Product Sales	€ 134	€ 3,384	€ 3,819